Federated Hermes Global Equity Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.3%
		Australia—0.8%
10,112		Goodman Group	$134,804
		Brazil—0.3%
80,300	[1]	Magazine Luiza SA	55,062
		Canada—1.2%
4,568		Rogers Communications, Inc., Class B	218,206
		China—3.0%
15,933	[1]	Alibaba Group Holding Ltd.	175,080
25,400		China Mengniu Dairy Co. Ltd.	111,641
46,000		PICC Property and Casualty Co., Ltd., Class H	40,378
18,500		Ping An Insurance (Group) Co. of China Ltd.	125,680
87,881		Shenzhen International Holdings Ltd.	76,333
		TOTAL	529,112
		Denmark—2.4%
2,985		Novo Nordisk A/S	422,460
		Finland—0.8%
9,894		Stora Enso Oyj, Class R	139,905
		France—0.5%
860		Vinci SA	97,990
		Hong Kong—1.7%
22,957		AIA Group Ltd.	243,228
1,400		Hong Kong Exchanges & Clearing Ltd.	56,121
		TOTAL	299,349
		India—0.4%
1,450		Dr. Reddy's Laboratories Ltd.	75,680
		Indonesia—0.8%
569,500		PT Telekomunikasi Indonesia Tbk	144,861
		Italy—2.1%
3,651		Prysmian SpA	140,368
11,429		UniCredit SpA	233,842
		TOTAL	374,210
		Japan—5.1%
1,300		FUJIFILM Holdings Corp.	60,648
3,000		Kurita Water Industries Ltd.	136,100
2,611		Nippon Telegraph & Telephone Corp.	75,688
1,900		Nitto Denko Corp.	114,411
1,500		Omron Corp.	80,905
4,200		ORIX Corp.	75,172
23,800		Panasonic Holdings Corp.	207,463
2,000		Sony Group Corp.	166,796
		TOTAL	917,183
		Netherlands—2.8%
646		ASML Holding N.V.	396,834
2,821		Signify N.V.	97,848
		TOTAL	494,682
		Norway—2.1%
7,541		Aker BP ASA	201,682

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—continued
25,054		Norsk Hydro ASA	$182,159
		TOTAL	383,841
		South Korea—2.2%
72		LG Household & Health Care Ltd.	36,263
5,491		Samsung Electronics Co. Ltd.	250,738
629		Samsung Fire & Marine Insurance	101,943
		TOTAL	388,944
		Spain—0.6%
9,374		Iberdrola SA	107,569
		Sweden—1.6%
7,258		Husqvarna AB, Class B	64,262
15,805		Svenska Cellulosa AB SCA, Class B	220,514
		TOTAL	284,776
		Switzerland—3.4%
306		Lonza Group AG	181,604
2,124		Nestle S.A.	239,093
679		Roche Holding AG	195,702
		TOTAL	616,399
		Taiwan—1.8%
17,616		Giant Manufacturing Co. Ltd.	117,123
2,280		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	198,520
		TOTAL	315,643
		United Kingdom—3.4%
1,610		AstraZeneca PLC	210,326
17,847		M&G PLC	45,923
10,214		Prudential PLC	155,421
21,000		Tate & Lyle PLC	202,602
		TOTAL	614,272
		United States—62.3%
2,790		Abbott Laboratories	283,799
1,011		Accenture PLC	268,471
1,987	[1]	Advanced Micro Devices, Inc.	156,138
2,748	[1]	Alphabet, Inc., Class A	247,485
3,298	[1]	Amazon.com, Inc.	310,771
847		American Tower Corp.	167,714
508		American Water Works Co., Inc.	71,313
423		Amgen, Inc.	97,992
563		Analog Devices, Inc.	103,294
6,153		Apple, Inc.	907,014
1,018		Automatic Data Processing, Inc.	223,777
8,372		Bank of America Corp.	287,160
1,143		Best Buy Co., Inc.	94,995
3,161		Bristol-Myers Squibb Co.	217,983
2,363		Capital One Financial Corp.	257,756
780		Chubb Ltd.	164,596
3,434		Citigroup, Inc.	174,069
1,067	[1]	Copart, Inc.	75,181
629		Costco Wholesale Corp.	304,549
951	[1]	Crowdstrike Holdings, Inc.	114,776
1,074		CVS Health Corp.	89,722

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
3,192	[1]	Delta Air Lines, Inc.	$122,381
1,381	[1]	Dollar Tree, Inc.	200,632
792		FedEx Corp.	160,950
2,969		Fortune Brands Innovations, Inc.	183,930
2,097		General Mills, Inc.	166,732
2,339		Hess Corp.	315,063
1,481		IBM Corp.	191,493
1,517		Ingersoll-Rand, Inc.	88,092
578		Kimberly-Clark Corp.	72,279
337		Lam Research Corp.	163,785
1,242		M&T Bank Corp.	192,870
2,919	[1]	Masterbrand, Inc.	28,431
2,622		Microsoft Corp.	653,979
2,379		Mosaic Co./The	126,539
190		MSCI, Inc., Class A	99,208
222	[1]	O'Reilly Automotive, Inc.	184,282
5,252		Pfizer, Inc.	213,074
1,517		Procter & Gamble Co.	208,678
2,610		Prudential Financial, Inc.	261,000
1,009		Robert Half International, Inc.	81,346
1,425	[1]	Royal Caribbean Cruises, Ltd.	100,662
458	[1]	Solaredge Technologies, Inc.	145,607
1,827		The Travelers Cos., Inc.	338,214
316		Thermo Fisher Scientific, Inc.	171,196
4,051		TJX Cos., Inc.	310,307
1,740		Trane Technologies PLC	321,848
3,065		UGI Corp.	114,110
6,631		Verizon Communications, Inc.	257,349
1,039		Visa, Inc., Class A	228,518
3,437	[1]	Walt Disney Co.	342,360
6,660		Weyerhaeuser Co.	208,125
1,608		Zoetis, Inc.	268,536
		TOTAL	11,140,131
		TOTAL COMMON STOCKS (IDENTIFIED COST $17,514,152)	17,755,079
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $17,514,152)	17,755,079
		OTHER ASSETS AND LIABILITIES - NET—0.7%[2]	132,937
		TOTAL NET ASSETS—100%	$17,888,016

Non-income-producing security.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser's valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$11,140,131	$—	$—	$11,140,131
International	471,788	6,143,160	—	6,614,948
TOTAL SECURITIES	$11,611,919	$6,143,160	$—	$17,755,079
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt